THE RBB FUND, INC.

Motley Fool Asset Management, LLC

MFAM Small-Mid Cap Growth Fund (the “Fund”)

(formerly, Motley Fool Small-Mid Cap Growth Fund)

Investor Shares (TMFGX)

Institutional Shares (FOGIX)

Supplement dated December 21, 2018

to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

each dated December 31, 2018

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Based on the recommendation of Motley Fool Asset Management, LLC (the “Adviser”) and effective as of March 1, 2019, the Board of Directors of The RBB Fund, Inc. (the “Board”) has changed the name and investment policy of MFAM Small-Mid Cap Growth Fund.

Effective as of March 1, 2019, the MFAM Small-Mid Cap Growth Fund will be re-named the “MFAM Mid-Cap Growth Fund” in order to more clearly reflect the Fund’s investment policy.

In conjunction with this name change, the Fund’s investment policy will also change. The MFAM Small-Mid Cap Growth Fund currently has a non-fundamental policy to, under normal market conditions, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies having smaller and mid-market capitalizations (“80% Policy”). For purposes of the 80% Policy, the Adviser currently defines small- and mid-capitalization companies as having similar market capitalizations to companies in the Russell 2500 Growth Index. As of March 1, 2019, the Fund will modify its 80% Policy to read as follows: “Under normal market conditions, the Mid-Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies having mid-market capitalizations. For this purpose, the Adviser currently defines mid-market capitalization companies as having similar market capitalizations to companies in the Russell Midcap® Growth Index.”

Accordingly, until March 1, 2019, please note the following changes:

1.	All references in the Fund’s Prospectus, Summary Prospectus and SAI to “MFAM Mid-Cap Growth Fund” are hereby deleted and replaced with “MFAM Small-Mid Cap Growth Fund.”

2.	The first two sentences of the second paragraph of the section entitled “Principal Investment Strategies” in the Fund’s Prospectus and Summary Prospectus and the first two sentences of the second paragraph of the section entitled “Fund Goals and Strategies – Principal Investment Strategies –Mid-Cap Growth Fund” in the Fund’s Prospectus are hereby deleted and replaced with the following:

Under normal market conditions, the Small-Mid Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies having small- and mid-market capitalizations. For this purpose, the Adviser currently defines small- and mid-market capitalization companies as having similar market capitalizations to companies in the Russell 2500 Growth Index.

3.	The third sub-heading and accompanying paragraph in the section entitled “Principal Investment Risks” in the Fund’s Prospectus and Summary Prospectus are hereby deleted and replaced with the following:

Investments in Small- and Mid-Capitalization Companies

The Small-Mid Cap Growth Fund invests in securities of small- and mid-capitalization companies. Investments in securities of these companies may involve greater risks than do investments in larger, more established companies. The prices of securities of small- and mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Please retain this supplement for future reference.

THE RBB FUND, INC.

Motley Fool Asset Management, LLC

MFAM Global Opportunities Fund

(formerly, Motley Fool Global Opportunities Fund)

Investor Shares (FOOLX)

Institutional Shares (FOIIX)

MFAM Small-Mid Cap Growth Fund

(formerly, Motley Fool Small-Mid Cap Growth Fund)

Investor Shares (TMFGX)

Institutional Shares (FOGIX)

MFAM Emerging Markets Fund

(formerly, Motley Fool Emerging Markets Fund)

Investor Shares (TMFEX)

(each a “Fund” and collectively, the “Funds”)

Supplement dated December 21, 2018

to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

each dated December 31, 2018

IMPORTANT NOTICE REGARDING SHAREHOLDER SERVICING PLAN

Based on the recommendation of the Adviser and effective as of February 1, 2019, the Board has adopted a Shareholder Servicing Plan for Investor Shares of each Fund that provides for an annual shareholder service fee amount of up to 0.20% of each Fund’s average daily net assets attributable to Investor Shares.

Accordingly, until February 1, 2019, please note the following changes:

1.	Until February 1, 2019, the “Fees and Expenses” table and “Example” in the section entitled “SUMMARY SECTION – MFAM Global Opportunities Fund” in the MFAM Global Opportunities Fund’s Prospectus and Summary Prospectus are hereby deleted and replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Opportunities Fund.

Shareholder Fees (fees paid directly from your investment):	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE	NONE
Redemption Fee	NONE	NONE
Exchange Fee	NONE	NONE
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$24	$24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	NONE	NONE
Other Expenses	0.21%	0.21%
Total Annual Fund Operating Expenses	1.06%	1.06%
Fees Waived/Expenses Reimbursed(a)	0.00%	-0.11%
Total Annual Operating Expenses After Fee Waiver	1.06%	0.95%

(a)	The Global Opportunities Fund’s investment adviser, Motley Fool Asset Management, LLC (the “Adviser”) has contractually agreed to pay, waive or absorb a portion of the Global Opportunities Fund’s Investor Shares and Institutional Shares expenses through the end of December 31, 2019, or such later date as may be determined by the Global Opportunities Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15% and 0.95% annually of average daily net assets of the Investor Shares and Institutional Shares, respectively. If the excluded expenses are incurred, operating expenses may be higher than 1.15% and 0.95% annually, for the Investor Shares and Institutional Shares, respectively. The Adviser may recover from the Global Opportunities Fund’s fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% and 0.95% annually of average daily net assets of Investor Shares and Institutional Shares, respectively or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser is no longer serving as investment adviser to the Global Opportunities Fund, but otherwise it can be terminated only by the Board of Directors of The RBB Fund, Inc.

Example

This Example is intended to help you compare the cost of investing in the Global Opportunities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares or $100,000 in Institutional Shares of the Global Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Global Opportunities Fund’s operating expenses remain the same (taking into account the contractual expense limitation agreement in place for one year). Although your actual costs may be higher or lower, based on these assumptions your costs of investing in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$108	$337	$585	$1,294
Institutional Shares	$969	$3,263	$5,741	$12,842

2.	Until February 1, 2019, the “Fees and Expenses” table and “Example” in the section entitled “SUMMARY SECTION – MFAM Mid-Cap Growth Fund” in the MFAM Small-Mid Cap Growth Fund’s Prospectus and Summary Prospectus are hereby deleted and replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small-Mid Cap Growth Fund.

Shareholder Fees (fees paid directly from your investment):	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	NONE	NONE
Maximum Deferred Sales Charge (Load)	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE	NONE
Redemption Fee	NONE	NONE
Exchange Fee	NONE	NONE
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$24	$24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	NONE	NONE
Other Expenses	0.21%	0.32%
Total Annual Fund Operating Expenses	1.06%	1.17%
Fees Waived/Expenses Reimbursed (Fees Recouped)(a)	0.06%	-0.22%
Total Annual Operating Expenses After Fee Waiver	1.12%	0.95%

(a)	The Small-Mid Cap Growth Fund’s investment adviser, Motley Fool Asset Management, LLC (the “Adviser”) has contractually agreed to pay, waive or absorb a portion of the Small-Mid Cap Growth Fund’s Investor Shares and Institutional Shares expenses through the end of December 31, 2019, or such later date as may be determined by the Small-Mid Cap Growth Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15% and 0.95% annually of average daily net assets of the Investor Shares and Institutional Shares, respectively. If the excluded expenses are incurred, operating expenses may be higher than 1.15% and 0.95% annually, for the Investor Shares and Institutional Shares, respectively. The Adviser may recover from the Small-Mid Cap Growth Fund’s fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% and 0.95% annually of average daily net assets of Investor Shares and Institutional Shares, respectively or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser is no longer serving as investment adviser to the Small-Mid Cap Growth Fund, but otherwise it can be terminated only by the Board of Directors of The RBB Fund, Inc.

Example

This Example is intended to help you compare the cost of investing in the Small-Mid Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares or $100,000 in Institutional Shares of the Small-Mid Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Small-Mid Cap Growth Fund’s operating expenses remain the same (taking into account the contractual expense limitation agreement in place for one year). Although your actual costs may be higher or lower, based on these assumptions your costs of investing in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$114	$356	$617	$1,363
Institutional Shares	$969	$3,498	$6,224	$14,008

3.	Until February 1, 2019, the “Fees and Expenses” table and “Example” in the section entitled “SUMMARY SECTION – MFAM Emerging Markets Fund” in the MFAM Emerging Markets Fund’s Prospectus are hereby deleted and replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees (fees paid directly from your investment):	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee	NONE
Exchange Fee	NONE
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.34%
Fees Waived/Expenses Reimbursed(a)	-0.19%
Total Annual Operating Expenses After Fee Waiver	1.15%

(a)	The Emerging Markets Fund’s investment adviser, Motley Fool Asset Management, LLC (the “Adviser”) has contractually agreed to pay, waive or absorb a portion of the Emerging Markets Fund’s Investor Shares expenses through the end of December 31, 2019, or such later date as may be determined by the Emerging Markets Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15% annually of average daily net assets of the Investor Shares. If the excluded expenses are incurred, operating expenses may be higher than 1.15% annually for the Investor Shares. The Adviser may recover from the Emerging Markets Fund’s fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% annually of average daily net assets of Investor Shares or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser is no longer serving as investment adviser to the Emerging Markets Fund, but otherwise it can be terminated only by the Board of Directors of The RBB Fund, Inc.

Example

This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares of the Emerging Markets Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Emerging Markets Fund’s operating expenses remain the same (taking into account the contractual expense limitation agreement in place for one year). Although your actual costs may be higher or lower, based on these assumptions your costs of investing in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$117	$406	$716	$1,596

4.	Until February 1, 2019, the following sub-heading and accompanying paragraph are hereby deleted from the section entitled “FUND EXPENSES” in the Funds’ Prospectus:

Shareholder Servicing Plan

The Company’s Board has adopted, on behalf of the Investor Shares of the Global Opportunities Fund, the Mid-Cap Growth Fund, and the Emerging Markets Fund, a shareholder servicing plan (the “Shareholder Servicing Plan”).  The Shareholder Servicing Plan allows the Funds to use part of their assets for shareholder servicing expenses. Payments under the Shareholder Servicing Plan may vary and are determined by a Fund in its sole discretion, in amounts up to 0.20% of the Fund’s average daily net assets attributable to Investor Shares on an annualized basis. Payments under the Shareholder Servicing Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting that Fund in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Shareholder Servicing Plan are an operating expense of that Fund that is subject to the expense limitation provided by the Adviser.

5.	Until February 1, 2019, the following sub-heading and accompanying paragraphs are hereby deleted from the section entitled “PAYMENTS TO FINANCIAL INTERMEDIARIES” in the Funds’ SAI:

Shareholder Servicing Plan

Pursuant to the Shareholder Servicing Plan with respect to the Investor Shares of the Global Opportunities Fund, the Mid-Cap Growth Fund and the Emerging Markets Fund, the Adviser is authorized to provide or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Global Opportunities Fund, the Mid-Cap Growth Fund and the Emerging Markets Fund (“Shareholder Servicing Activities”). Under the Shareholder Servicing Plan, the Adviser may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) that provide Shareholder Servicing Activities for their clients invested in the Funds.

Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records relating to shareholders of the Funds; (2) aggregating and processing orders involving the shares of the Funds; (3) processing dividend and other distribution payments from the Funds on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Funds; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Funds to shareholders; (7) assisting shareholders in changing the Funds’ records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting services with respect to shares beneficially owned by shareholders, or the information to the Funds necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Adviser may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

As compensation for the Shareholder Servicing Activities, each Fund pays the Adviser a fee of up to 0.20% of each Fund’s average daily net assets of its Investor Shares.

Please retain this supplement for future reference.